Shareholder Report	6 Months Ended
May 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000246579 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Blue Capital US Small-Mid Cap Dynamic ETF
Class Name	Alpha Blue Capital US Small-Mid Cap Dynamic ETF
Trading Symbol	ABCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) for the period of December 18, 2023 to May 31, 2024 (“the Period”).

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.alphabluecapitalabcs.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 6.80% for the Period, outperforming the Bloomberg US 2500 Index’s return of 6.01%, while lagging the Bloomberg US Aggregate Equity Index’s return of 11.01%. U.S. equity market returns were led by very strong investment performance of a few of the very largest (by market capitalization) information technology stocks.
The Fund’s overall stock selection was the primary driver of outperformance as well as the outperformance of the Fund’s holdings in the Vanguard Mid-Cap ETF and Vanguard Mid-Cap Value ETF. On a look-through basis of the ETFs to the individual stock level, the Fund’s strongest absolute return sectors were Information Technology and Energy, while Health Care and Consumer Discretionary lagged. Stock selection attribution contribution was greatest in Financials and Information Technology, with stock selection attribution detracting in Health Care and Consumer Discretionary. The Fund is well diversified with overall attractive valuation, sound fundamentals, quality and positive business momentum.

Line Graph [Table Text Block]

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE CUMULATIVE TOTAL RETURNS
Since Inception (12/18/2023)
Alpha Blue Capital US Small-Mid Cap Dynamic ETF - NAV	6.80%
Alpha Blue Capital US Small-Mid Cap Dynamic ETF - Market	6.80%
Bloomberg US Aggregate Equity Index	11.01%
Bloomberg US 2500 Index	6.01%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Visit www.alphabluecapitalabcs.com for more recent performance information.

Performance Inception Date	Dec. 18, 2023
Net Assets	$ 9,561,393
Holdings Count | holding	106
Advisory Fees Paid, Amount	$ 14,073
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$9,561,393	Advisory Fees	$14,073
Portfolio Turnover Rate*	17%	Fees Waived and/or Expenses Reimbursed	$(5,277)
# of Portfolio Holdings	106	Net Advisory Fees Paid	$8,796
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	23.2%
Information Technology	13.2%
Health Care	12.0%
Consumer Discretionary	11.8%
Industrials	10.9%
Energy	8.5%
Materials	5.5%
Real Estate	5.2%
Consumer Staples	4.7%
Utilities	1.9%
Communication Services	1.7%
Money Market Funds	1.4%
Investments Purchased with Proceeds from Securities Lending	0.3%
Liabilities in Excess of Other Assets	(0.3)%
Total	100.0%

(1) Cash, cash equivalents and other assets in excess of liabilities.

ASSET WEIGHTING (as a % of Net Assets)